CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 82,949	$ 80,656	$ 56,367
EXPENSES:
Voyage expenses	1,609	1,648	1,317
Vessel operating expenses	18,527	18,628	15,679
General and administrative expenses	6,697	1,617	1,943
OTHER EXPENSES:
Interest and finance costs	22,989	14,365	6,998
Related Party [Member]
Revenues	8,943	7,294	0
EXPENSES:
Voyage expenses	1,037	1,008	705
Vessel operating expenses	42	37	17
General and administrative expenses	5,360	360	360
OTHER EXPENSES:
Interest and finance costs	$ 0	$ 207	$ 0